UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

The Frontier Economic Fund
AKAF (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the The Frontier Economic Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://thealaskaetf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Frontier Economic Fund	$10	0.20%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,988,244
Number of Holdings	148
Net Advisory Fee	$2,914
Portfolio Turnover	6%
30-Day SEC Yield	1.26%
30-Day SEC Yield Unsubsidized	1.26%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
DoorDash, Inc.	2.2%
ConocoPhillips	2.1%
ExxonMobil Holdings Corp.	2.1%
Uber Technologies, Inc.	2.1%
SLB Ltd.	1.6%
Halliburton Co.	1.5%
Nippon Yusen KK	1.5%
Baker Hughes Co.	1.5%
South32, Ltd.	1.5%
Fedex Freight Holding Co., Inc.	1.5%

Top Sectors	(% of Net Assets)
Industrials	35.7%
Consumer Discretionary	16.9%
Energy	15.9%
Materials	13.5%
Consumer Staples	5.1%
Information Technology	4.4%
Communication Services	2.8%
Health Care	2.8%
Financials	2.6%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thealaskaetf.com/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
The Frontier Economic FundTM	PAGE 1	TSR-SAR-268961703

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
The Frontier Economic FundTM	PAGE 2	TSR-SAR-268961703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
The Frontier Economic Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

THE FRONTIER ECONOMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 2.8%
Alphabet, Inc. - Class A	62	$21,040
Globalstar, Inc.(a)	87	7,095
Iridium Communications, Inc.	151	7,094
Liberty Capital Corp. - Class C(a)	276	7,184
Verizon Communications, Inc.	427	21,358
Walt Disney Co.	194	20,865
		84,636
Consumer Discretionary - 16.9%
Airbnb, Inc. - Class A(a)	75	13,742
Amazon.com, Inc.(a)	82	21,301
AutoZone, Inc.(a)	4	11,965
Best Buy Co., Inc.	164	13,145
Buckle, Inc.	160	6,816
Canada Goose Holdings, Inc.(a)	865	7,144
Carnival Corp. Ltd.	1,664	39,753
Choice Hotels International, Inc.	65	6,718
Darden Restaurants, Inc.	64	13,713
Domino’s Pizza, Inc.	21	7,183
DoorDash, Inc. - Class A(a)	281	65,119
Ford Motor Co.	1,025	14,289
GameStop Corp. - Class A(a)	395	7,260
General Motors Co.	164	14,156
H&R Block, Inc.	133	6,869
Harley-Davidson, Inc.	253	6,983
Hilton Worldwide Holdings, Inc.	44	13,916
Home Depot, Inc.	63	20,653
Lithia Motors, Inc.	20	7,346
Lowe’s Cos., Inc.	98	20,061
Lululemon Athletica, Inc.(a)	59	7,095
Marriott International, Inc. - Class A	60	20,506
McDonald’s Corp.	78	20,556
Norwegian Cruise Line Holdings Ltd.(a)	1,242	20,046
O’Reilly Automotive, Inc.(a)	158	14,030
Pursuit Attractions and Hospitality, Inc.(a)	147	7,056
Royal Caribbean Cruises Ltd.	147	39,505
Starbucks Corp.	200	21,250
Ulta Beauty, Inc.(a)	26	13,965
Yamaha Motor Co. Ltd.	600	7,176
Yum! Brands, Inc.	90	13,798
		503,115
Consumer Staples - 5.1%
Albertsons Cos., Inc. - Class A	565	6,978
Coca-Cola Co.	233	20,660
Constellation Brands, Inc. - Class A	103	13,454
Costco Wholesale Corp.	23	21,709
Kroger Co.	241	13,867
North West Co., Inc.	201	7,039
PepsiCo, Inc.	147	20,630
Sysco Corp.	170	13,784
Target Corp.	84	13,514
Walmart, Inc.	200	20,974
		152,609

	Shares	Value
Energy - 15.9%
APA Corp.	996	$42,977
Baker Hughes Co.	690	43,850
ConocoPhillips	482	63,860
Core Laboratories, Inc.	1,775	22,063
Expro Ltd.(a)	399	7,230
ExxonMobil Holdings Corp.	392	63,092
Halliburton Co.	1,236	45,547
Nabors Industries Ltd.(a)	242	22,661
Pantheon Resources PLC(a)	50,261	7,673
Repsol SA	1,354	42,859
Santos Ltd.	7,241	42,241
SLB Ltd.	793	47,659
Weatherford International PLC	241	23,563
		475,275
Financials - 2.6%
Ameriprise Financial, Inc.	26	14,381
KeyCorp	653	14,111
Marsh & McLennan Cos., Inc.	110	20,878
Northrim BanCorp, Inc.	277	7,083
Wells Fargo & Co.	253	21,857
		78,310
Health Care - 2.8%
CVS Health Corp.	228	21,412
HCA Healthcare, Inc.	49	20,308
Labcorp Holdings, Inc.	43	14,304
McKesson Corp.	24	21,248
Universal Health Services, Inc. - Class B	40	6,813
		84,085
Industrials - 35.7%(b)
AECOM	110	7,417
Air Canada(a)	1,021	20,099
Alaska Air Group, Inc.(a)	514	21,244
American Airlines Group, Inc.(a)	1,570	21,085
ANA Holdings, Inc.	1,100	20,933
ArcBest Corp.	160	22,075
Boeing Co.(a)	101	20,986
Booz Allen Hamilton Holding Corp.	95	7,187
Bridger Aerospace Group Holdings, Inc.(a)	6,803	7,415
Builders FirstSource, Inc.(a)	102	6,773
Cathay Pacific Airways Ltd.	12,000	22,043
Delta Air Lines, Inc.	519	40,482
DSV AS	195	41,134
Emerson Electric Co.	136	20,732
Fastenal Co.	279	13,757
FedEx Corp.	129	42,235
Fedex Freight Holding Co., Inc.(a)	326	43,599
Ferguson Enterprises, Inc.	60	13,471
GE Aerospace	63	21,150
General Dynamics Corp.	56	20,796
Hertz Global Holdings, Inc.(a)	3,256	7,391
Honeywell International, Inc.	67	14,200
Jacobs Solutions, Inc.	95	14,160
Kawasaki Kisen Kaisha Ltd.	1,900	39,619

The accompanying notes are an integral part of these financial statements.

1

THE FRONTIER ECONOMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Kirby Corp.(a)	155	$21,988
L3Harris Technologies, Inc.	54	14,377
Leidos Holdings, Inc.	103	14,442
Lockheed Martin Corp.	37	20,765
MasTec, Inc.(a)	55	13,188
Matson, Inc.	97	21,807
Nippon Yusen KK	1,000	44,084
Northrop Grumman Corp.	26	14,032
Quanta Services, Inc.	35	21,248
Republic Services, Inc.	64	14,139
Ryder System, Inc.	88	21,512
SkyWest, Inc.(a)	210	19,879
Stantec, Inc.	96	6,998
Tetra Tech, Inc.	194	7,011
TFI International, Inc.	158	21,224
Trane Technologies PLC	48	21,331
Uber Technologies, Inc.(a)	810	61,276
U-Haul Holding Co.(a)	101	6,802
United Airlines Holdings, Inc.(a)	377	40,712
United Parcel Service, Inc. - Class B	417	43,464
United Rentals, Inc.	14	14,532
Waste Connections, Inc.	85	14,054
Worley Ltd.	913	6,687
WSP Global, Inc.	102	13,851
WW Grainger, Inc.	11	14,404
XPO, Inc.(a)	222	43,066
		1,066,856
Information Technology - 4.4%
Apple, Inc.	69	21,863
Cisco Systems, Inc.	195	21,545
International Business Machines Corp.	93	21,750
Microsoft Corp.	44	22,321
Motorola Solutions, Inc.	30	14,559
Oracle Corp.	151	22,517
Viasat, Inc.(a)	99	6,660
		131,215
Materials - 13.5%
Coeur Mining, Inc.	2,049	42,578
Contango Silver & Gold, Inc.(a)	1,060	20,670
Felix Gold Ltd.(a)	7,251	1,221
Freegold Ltd.(a)	3,638	3,359
GoldMining, Inc.(a)	13,716	14,813
Graphite One, Inc.(a)	1,393	1,055
Hecla Mining Co.	2,097	41,667
Kinross Gold Corp.	1,298	39,737
Knife River Corp.(a)	112	7,022
Major Drilling Group International, Inc.(a)	1,450	17,750
Northern Dynasty Minerals Ltd.(a)	12,022	20,197
Northern Star Resources Ltd.	2,452	41,189
Nova Minerals Corp.(a)	4,802	2,117
Novagold Resources, Inc.(a)	2,288	19,677
Sherwin-Williams Co.	61	20,667

	Shares	Value
Silver47 Exploration Corp.(a)	2,203	$1,224
South32, Ltd.	11,799	43,632
Teck Resources Ltd. - Class B	610	41,553
Trilogy Metals, Inc.(a)	5,690	20,541
Vizsla Copper Corp.(a)	1,485	1,618
		402,287
TOTAL COMMON STOCKS (Cost $2,642,269)		2,978,388
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.59%(c)	8,759	8,759
TOTAL MONEY MARKET FUNDS (Cost $8,759)		8,759
TOTAL INVESTMENTS - 100.0% (Cost $2,651,028)		$2,987,147
Other Assets in Excess of Liabilities - 0.0%(d)		1,097
TOTAL NET ASSETS - 100.0%		$2,988,244

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

THE FRONTIER ECONOMIC FUND
Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 2,987,147
Receivable for investments sold	503,531
Receivable for fund shares sold	334,196
Dividends receivable	4,998
Dividend tax reclaims receivable	71
Total assets	3,829,943
LIABILITIES:
Payable for investments purchased	508,306
Payable for fund shares redeemed	332,069
Payable to custodian foreign currency, at value	816
Payable to Adviser	508
Total liabilities	841,699
NET ASSETS	$ 2,988,244
Net Assets Consist of:
Paid-in capital	$ 2,589,574
Total distributable/(accumulated losses)	398,670
Total net assets	$ 2,988,244
Net assets	$ 2,988,244
Shares issued and outstanding (unlimited shares authorized without par value)	90,000
Net asset value per share	$33.20
Cost:
Investments, at cost	$ 2,651,028
Proceeds:
Foreign currency proceeds	$801

The accompanying notes are an integral part of these financial statements.

3

THE FRONTIER ECONOMIC FUND
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$23,274
Less: dividend withholding taxes	(637)
Total investment income	22,637
EXPENSES:
Investment advisory fee	2,914
Total expenses	2,914
Net investment income (loss)	19,723
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(32,477)
In-kind redemptions	117,460
Foreign currency transactions	(57)
Net realized gain (loss)	84,926
Net change in unrealized appreciation (depreciation) on:
Investments	(68,063)
Foreign currency translation	(10)
Net change in unrealized appreciation (depreciation)	(68,073)
Net realized and unrealized gain (loss)	16,853
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,576

The accompanying notes are an integral part of these financial statements.

4

THE FRONTIER ECONOMIC FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
OPERATIONS:
Net investment income (loss)	$19,723	$23,938
Net realized gain (loss)	84,926	271,574
Net change in unrealized appreciation (depreciation)	(68,073)	404,169
Net increase (decrease) in net assets from operations	36,576	699,681
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(26,559)	(59,051)
Total distributions to shareholders	(26,559)	(59,051)
CAPITAL TRANSACTIONS:
Shares sold	334,196	3,275,116
Shares redeemed	(332,069)	(939,833)
ETF transaction fees (See Note 6)	—	187
Net increase (decrease) in net assets from capital transactions	2,127	2,335,470
Net increase (decrease) in net assets	12,144	2,976,100
NET ASSETS:
Beginning of the period	2,976,100	—
End of the period	$ 2,988,244	$ 2,976,100
SHARES TRANSACTIONS
Shares sold	10,000	120,000
Shares redeemed	(10,000)	(30,000)
Total increase (decrease) in shares outstanding	—	90,000

(a)	Inception date of the Fund was June 25, 2025.
The accompanying notes are an integral part of these financial statements.

5

THE FRONTIER ECONOMIC FUND
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.07	$25.10
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.22	0.30
Net realized and unrealized gain (loss) on investments(c)	0.21	8.33
Total from investment operations	0.43	8.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.66)
Total distributions	(0.30)	(0.66)
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$33.20	$33.07
Total return(e)	1.32%	34.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,988	$2,976
Ratio of expenses to average net assets(f)	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(f)	1.35%	1.52%
Portfolio turnover rate(e)(g)	6%	29%

(a)	Inception date of the Fund was June 25, 2025.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Frontier Economic Fund (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of The Alaska Last Frontier Index, (the “Index”). The Fund commenced operations on June 25, 2025.
The end of the reporting period for the Fund is August 31, 2026. The current fiscal period is the period from March 1, 2026 through August 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,978,388	$—	$—	$2,978,388
Money Market Funds	8,759	—	—	8,759
Total Investments	$2,987,147	$—	$—	$2,987,147

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign securities, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance

8

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended February 28, 2026 the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(251,977)	$251,977

K.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Enterprise Risk Committee, who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Advisory, LLC, doing business as Vident Asset Management, (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the

9

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.20% based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $183,454 and $176,155, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $324,846 and $333,053, respectively.
NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of February 28, 2026, were as follows:

Tax cost of investments	$ 2,600,155
Gross tax unrealized appreciation	$492,113
Gross tax unrealized depreciation	(121,873)
Net tax unrealized appreciation/(depreciation)	370,240
Undistributed ordinary income	18,413
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	—
Distributable earnings/(accumulated losses)	$388,653

The difference between book and tax-basis cost is attributable to wash sales and passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which

10

THE FRONTIER ECONOMIC FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2026, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.
As of February 28, 2026, the Fund had no capital loss carryforwards.
The tax character of distributions paid by the Fund during the fiscal period ended February 28, 2026 was $59,051 of ordinary income.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $500 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – PRINCIPAL RISKS
Geographic Investment Risk. The Fund invests primarily in the securities of Alaska Companies. As a result, the Fund is more likely to be impacted by events or conditions affecting Alaska. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Alaska could significantly affect Alaska companies, result in significant market volatility, and have a negative impact on the Fund’s performance. In particular, the economic success of Alaska companies may depend upon their access to natural resources and commodities located in Alaska, which may be barred or limited by the local, state, or federal government. In addition, Alaska’s environment and local economy is subject to significant risks related to the impact of climate change, such as sea level rise, thawing permafrost, coastal erosion, as well as natural disasters such as earthquakes, wildfires, and tsunamis.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Iconiq Capital, LLC, owned greater than 25% of the outstanding shares of the Fund.

11

THE FRONTIER ECONOMIC FUND
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the year ended February 28, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 34.65%.
DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026 was 25.27%.
SHORT-TERM CAPITAL GAIN
For the year ended February 28, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 0.00%.

12

THE FRONTIER ECONOMIC FUND
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	11/6/2026

* Print the name and title of each signing officer under his or her signature.